Administrative, operations and project expenses	9 Months Ended
Sep. 30, 2022
Administrative, operations and project expenses
Administrative, operations and project expenses

27.Administrative, operation and project expenses

	Nine-month period ended September 30,
	2022	2021

	(Unaudited)
Administration expenses
General expenses	1,269,973	962,822
Labor expenses	1,208,844	856,232
Depreciation and amortization	314,566	74,294
Taxes	51,244	41,209
	2,844,627	1,934,557
Operation and project expenses
Commissions, fees, freights, and services	896,113	453,032
Taxes	562,837	349,726
Labor expenses	270,162	224,535
Exploration expenses	637,590	536,293
Depreciation and amortization	73,700	115,038
Fee for regulatory entities	123,128	114,843
Maintenance	82,440	119,253
Other	187,553	80,363
	2,833,523	1,993,083